Schedule of Subsidiaries (Details)	6 Months Ended
Jun. 30, 2026
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	CBL International Limited (“CBL”)
Place of Incorporation	Cayman Islands
Principal activities	Ultimate holding Company
Banle International Group Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International Group Limited (“Banle BVI”)
Place of Incorporation	British Virgin Islands
Principal activities	Investment holding
Ownership percentage	100.00%
Banle Investment Holdings Limited BIHL [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle Investment Holdings Limited (“BIHL”)
Place of Incorporation	British Virgin Islands
Principal activities	Investment holding
Ownership percentage	100.00%
Banle International Marketing Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International Marketing Limited
Place of Incorporation	Labuan, Malaysia
Principal activities	Marketing service
Ownership percentage	100.00%
Banle International Malaysia Sdn Bhd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International (Malaysia) Sdn. Bhd
Place of Incorporation	Kuala Lumpur, Malaysia
Principal activities	Sales and distribution of marine fuel
Ownership percentage	100.00%
Banle Energy International Limited Banle HK [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle Energy International Limited (“Banle HK”)
Place of Incorporation	Hong Kong
Principal activities	Sales and distribution of marine fuel
Ownership percentage	100.00%
Reliance China Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Reliance (China) Limited
Place of Incorporation	Hong Kong
Principal activities	Business management
Ownership percentage	100.00%
Banle International China Limited Banle China [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International (China) Limited (“Banle China”)
Place of Incorporation	Hong Kong
Principal activities	Investment holding
Ownership percentage	100.00%
Banle International Singapore Pte Ltd Banle Singapore [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International (Singapore) Pte Ltd
Place of Incorporation	Singapore
Principal activities	Sales and distribution of marine fuel
Ownership percentage	100.00%
Banle International Europe Limited Banle Europe [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Banle International (Europe) Limited
Place of Incorporation	Ireland
Principal activities	Business management
Ownership percentage	100.00%
Green Marine Energy Holdings Limited GMEH [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Green Marine Energy Holdings Limited (“GMEH”)
Place of Incorporation	British Virgin Islands
Principal activities	Investment holding
Ownership percentage	50.50%
Green Marine Energy Sdn Bhd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Green Marine Energy Sdn Bhd
Place of Incorporation	Malaysia
Principal activities	Trading and supply fuel related products
Ownership percentage	100.00%
Green Marine Supply Sdn Bhd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of subsidiary	Green Marine Supply Sdn Bhd
Place of Incorporation	Malaysia
Principal activities	Trading and supply fuel related products
Ownership percentage	30.00%